Reserves for Losses and Loss Adjustment Expenses - Historical Loss Duration (Details)	Dec. 31, 2025
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	15.00%
Year 2	25.00%
Year 3	17.00%
Year 4	52.00%
Year 5	8.00%
Year 6	10.00%
Year 7	3.00%
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	34.00%
Year 2	35.00%
Year 3	15.00%
Year 4	3.00%
Year 5	2.00%
Year 6	0.00%
Year 7	2.00%